STOCK-BASED COMPENSATION (Additional Information) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
PBF LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 10,577,000
Total intrinsic value of stock options exercised during period	461,000	$ 3,452,000	$ 618,000
Unrecognized compensation expense	$ 0	$ 0
PBF LLC [Member] | Series A Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights percentage	25.00%
Warrants issued		2,740,718
Exercise price per unit		$ 10.00
Warrants exercised in period	0	24,000
Non-compensatory warrants outstanding	32,719	32,719
PBF LLC [Member] | Series B Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights percentage	25.00%
Vesting period	3 years
PBF LLC [Member] | Warrant [Member] | Series A Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Expiration period	10 years
PBF LLC [Member] | Employee Stock Option [Member] | Series A Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights percentage	33.30%
Expiration period	10 years
Parent Company [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of stock options exercised during period	$ 5,000	$ 133,000
Parent Company [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted in period	360,820	247,720	30,348
PBF Energy Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Granted in period	1,792,000	1,899,500	1,135,000
Expiration period	10 years
PBF Energy Inc. [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated fair value, granted in period	$ 11,346,000	$ 14,512,000
Weighted average fair value per unit	$ 6.33	$ 7.64
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 11,676,000
Total intrinsic value of stock options exercisable	3,914,000
Unrecognized compensation expense	$ 21,323,000